Subsequent Events - Additional Information (Detail)						12 Months Ended
	Apr. 05, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Feb. 26, 2021 USD ($)	Feb. 17, 2021 USD ($) $ / shares shares	Oct. 01, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Mar. 01, 2021 USD ($)	Dec. 31, 2017 shares
Subsequent Event [Line Items]
Reverse stock split ratio				1.138974
Proceeds from Issuance of convertible preferred shares, net of issuance expenses | $						$ 8,934,000	$ 161,233,000	$ 0
Collective Growth Corp [Member]
Subsequent Event [Line Items]
Redeemed value of shares | $						$ (97,777,000)
Series A Convertible Preferred Shares [Member]
Subsequent Event [Line Items]
Temporary equity shares outstanding						20,418,209	20,418,209
Series B Convertible Preferred Shares [Member]
Subsequent Event [Line Items]
Temporary equity shares outstanding						15,906,053	15,906,053	15,906,053		15,906,053
Series B-1 Convertible Preferred Shares [Member]
Subsequent Event [Line Items]
Temporary equity shares outstanding						3,032,940	3,032,940	3,032,940		3,032,940
Series C Convertible Preferred Shares [Member]
Subsequent Event [Line Items]
Temporary equity shares issued durng the period new issues							28,216,005
Temporary equity shares outstanding						28,216,005	28,216,005
Series C-1 Convertible Preferred Shares [Member]
Subsequent Event [Line Items]
Temporary equity shares issued durng the period new issues					943,148	2,699,114
Proceeds from Issuance of convertible preferred shares, net of issuance expenses | $					$ 8,934,000
Temporary equity shares outstanding						2,699,114	0
Common Class B [Member] | Collective Growth Corp [Member]
Subsequent Event [Line Items]
Share forfeited during the period shares						562,500
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split ratio				1.138974
Share price | $ / shares				$ 10
Conversion of temporary equity into permanent equity shares	70,618,999
Common stock share exchange ratio	1
Class of warrants or rights forfeited during the period shares	187,500
Conversion of temporary equity into permanent equity exchange ratio	1
Redemption of aggregate consummation of business combination	891,046
Subsequent Event [Member] | Collective Growth Corp [Member]
Subsequent Event [Line Items]
Loans aggregate amount | $			$ 225,000
Unsecured working capital loan | $									$ 100,000
Net tangible assets | $		$ 5,000,001
Redeemed shares (in shares)		891,046
Redeemed value of shares | $		$ 8,900,000
Subsequent Event [Member] | Perception [Member]
Subsequent Event [Line Items]
Class of warrants or issued during the period shares	3,027,747
Subsequent Event [Member] | Perception [Member] | Upon Achievement Of Earnout Milestone [Member]
Subsequent Event [Line Items]
Common stock shares subscribed but not issued	2,175,000
Subsequent Event [Member] | Antara [Member]
Subsequent Event [Line Items]
Class of warrants or issued during the period shares	3,784,753
Stock shares issued during the period shares	3,002,674
Subsequent Event [Member] | Antara [Member] | Upon Achievement Of Earnout Milestone [Member]
Subsequent Event [Line Items]
Common stock shares subscribed but not issued	312,297
Subsequent Event [Member] | Companies Management [Member]
Subsequent Event [Line Items]
Class of warrants or rights issued but not subscribed	3,500,000
Common stock shares subscribed but not issued	2,500,000
Subsequent Event [Member] | Certain Members Of The Management [Member] | Upon Achievement Of Earnout Milestone [Member]
Subsequent Event [Line Items]
Common stock shares subscribed but not issued	1,250,000
Subsequent Event [Member] | Accredited Investors [Member] | Subscription Agreement [Member]
Subsequent Event [Line Items]
Proceeds from issuance of common stock | $	$ 230,000,000
Sale of stock issue price per share | $ / shares	$ 10
Subsequent Event [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Class of warrants or rights issued upon conversion of convertible notes	100,000
Subsequent Event [Member] | Series A Convertible Preferred Shares [Member]
Subsequent Event [Line Items]
Temporary equity shares outstanding	20,418,209
Subsequent Event [Member] | Series B Convertible Preferred Shares [Member]
Subsequent Event [Line Items]
Temporary equity shares outstanding	15,906,053
Subsequent Event [Member] | Series B-1 Convertible Preferred Shares [Member]
Subsequent Event [Line Items]
Temporary equity shares outstanding	3,032,940
Subsequent Event [Member] | Series C Convertible Preferred Shares [Member]
Subsequent Event [Line Items]
Temporary equity shares outstanding	28,216,005
Subsequent Event [Member] | Series C-1 Convertible Preferred Shares [Member]
Subsequent Event [Line Items]
Temporary equity shares issued durng the period new issues				375,107
Proceeds from Issuance of convertible preferred shares, net of issuance expenses | $				$ 0
Temporary equity shares outstanding	3,045,792
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Share forfeited during the period shares	1,875,000